Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Net Loss attributable to shareholders	$ (409,685)	$ (234,420)	$ (106,910)
Weighted average number of shares Basic	191,738,274	177,569,024	162,340,566
Weighted average number of shares Diluted	191,738,274	177,569,024	162,340,566
Basic loss per share	$ (2.14)	$ (1.32)	$ (0.66)
Diluted loss per share	$ (2.14)	$ (1.32)	$ (0.66)